Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	The Company’s long-term investments consist of the following:
	As of December 31,
	2023	2022
Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$36,967	$37,056
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	1,772,594	1,435,832
Equity investments without readily determinable fair value:
Beijing Jinshuibanlv Technology Co., Ltd. (“Jinshuibanlv”)	1,126,776	1,148,665
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	422,541	430,750
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	281,694	287,167
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”)	223,626	227,970
Chengdu Wanchang Enterprise Management Consulting Partnership (Limited Partnership) (“Wanchang”)	70,424	71,792
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	70,424	71,792
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”)	70,424	71,792
Taizhou Jiamenkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Jiamenkou”)	70,424	71,792
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	70,424	71,792
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	38,029	38,767
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	25,352	25,845
Subtotal	4,279,699	3,991,012
Less: impairment	(2,399,713)	(971,731)
Total	$1,879,986	$3,019,281